INVESCO COMBINATION STOCK & BOND FUNDS, INC.


    Supplement to Statement of Additional Information Dated December 31, 1999


The investment chart at the end of the section of the Statement of Additional Information entitled "Investment Restrictions" is hereby amended to (1) delete the chart in its entirety and (2) substitute the following in its place:


INVESTMENT                    BALANCED            EQUITY INCOME            TOTAL RETURN
DEBT SECURITIES               Normally, at least  Normally, up to          Normally, a mini-
                              25% (investment     35%                      mum of 30%
                              grade only)                                  (investment grade
                                                                           only)

EQUITY SECURITIES             Normally, 50%-      Normally, 65% in         Normally, a mini-
                              70% common          dividend-paying          mum of 30%; the
                              stock               common stock;            remainder will
                                                  Up to 30% in             vary with market
                                                  Non-dividend-            conditions
                                                  paying stocks

FOREIGN SECURITIES            Up to 25%           Up to 25% (must          Up to 25%
(Percentages exclude ADRs                         be denominated and
and Canadian issuers)                             pay interest in U.S.
                                                  dollars)

The date of this Supplement is January 26, 2000.